Goodwill - Schedule of Reconciliation of Changes in Goodwill (Details) - Goodwill - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
As of beginning of the year	¥ 5,410,067	¥ 4,790,723
Reclassification to assets held for sale (Note 19)	(6,999)	(6,626)
Foreign currency translation differences and others	(78,637)	625,970
As of end of the year	¥ 5,324,430	¥ 5,410,067